PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	$ 257,259
Adoption of IFRS 16		$ 944
Depreciation	(2,235)	(3,764)
Property, plant and equipment, ending	256,870	257,259
Total PP&E | Accumulated Depreciation/Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(27,715)	(24,086)
Amortization	(243)	(212)
Depreciation	(2,235)	(3,764)
Disposals	99	135
Reclamation adjustment (note 13)	243	212
Property, plant and equipment, ending	(29,851)	(27,715)
Total PP&E | NBV
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	257,259	258,291
Property, plant and equipment, ending	256,870	257,259
Plant and Equipment Owned | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	104,587	103,430
Additions	16	376
Disposals	(60)	(104)
Reclamation adjustment (note 13)	1,544	885
Property, plant and equipment, ending	106,087	104,587
Plant and Equipment Right of Use | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	906	0
Adoption of IFRS 16		944
Additions	26	38
Disposals	(41)	(76)
Reclamation adjustment (note 13)	0
Property, plant and equipment, ending	891	906
Plant and Equipment Owned | Accumulated Depreciation/Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(27,518)	(24,086)
Amortization	(243)	(212)
Depreciation	(2,037)	(3,527)
Disposals	60	95
Reclamation adjustment (note 13)	243	212
Property, plant and equipment, ending	(29,495)	(27,518)
Plant and Equipment Owned | NBV
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	77,069	79,344
Property, plant and equipment, ending	76,592	77,069
Plant and Equipment Right of Use | Accumulated Depreciation/Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	(197)	0
Amortization	0
Depreciation	(198)	(237)
Disposals	39	40
Reclamation adjustment (note 13)	0
Property, plant and equipment, ending	(356)	(197)
Plant and Equipment Right of Use | NBV
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	709	0
Property, plant and equipment, ending	535	709
Mineral Properties | Accumulated Depreciation/Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	0	0
Amortization	0	0
Depreciation	0	0
Disposals	0	0
Reclamation adjustment (note 13)	0	0
Property, plant and equipment, ending	0	0
Mineral Properties | NBV
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	179,481	178,947
Property, plant and equipment, ending	179,743	179,481
Mineral Properties | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	179,481	178,947
Additions	262	534
Disposals	0	0
Reclamation adjustment (note 13)	0	0
Impairment reversal (expense)	0	0
Recoveries	0	0
Property, plant and equipment, ending	179,743	179,481
Cost | Total PP&E
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning	284,974	282,377
Adoption of IFRS 16	0	944
Additions	304	948
Disposals	(101)	(180)
Reclamation adjustment (note 13)	1,544	885
Impairment reversal (expense)	0	0
Recoveries	0	0
Property, plant and equipment, ending	$ 286,721	$ 284,974